FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Disclosure of how entity manages liquidity risk
The following tables present a maturity analysis based on contractual maturity date, of the Company’s financial liabilities based on expected cash flows. Cash flows from derivatives presented either as derivative assets or liabilities have been included, as the Company manages its derivative contracts on a gross basis. The amounts are the contractual undiscounted cash flows. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate except as otherwise stated:

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2020	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and
accrued liabilities (1)	$709.1	$709.1	$709.1	$—	$—	$—	$—	$—
Total long-term debt (2)	3,305.2	4,319.8	296.5	555.1	564.8	383.4	340.1	2,179.9
Other non-current liabilities (3)	182.0	397.8	0.7	49.8	31.2	32.1	32.4	251.6
	$4,196.3	$5,426.7	$1,006.3	$604.9	$596.0	$415.5	$372.5	$2,431.5
Net derivative financial liabilities
Forward foreign
currency contracts (4)	$38.8
Outflow		$1,862.5	$1,636.1	$171.0	$42.4	$9.2	$3.8	$—
Inflow		(1,822.8)	(1,606.6)	(164.8)	(39.4)	(8.5)	(3.5)	—
Swap derivatives on total
long-term debt	0.3	(6.3)	7.8	(4.0)	(3.9)	(3.0)	(2.2)	(1.0)
Equity swap agreement	55.5	55.5	55.5	—	—	—	—	—
	$94.6	$88.9	$92.8	$2.2	$(0.9)	$(2.3)	$(1.9)	$(1.0)
	$4,290.9	$5,515.6	$1,099.1	$607.1	$595.1	$413.2	$370.6	$2,430.5

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2019	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and
accrued liabilities (1)	$770.8	$770.8	$770.8	$—	$—	$—	$—	$—
Total long-term debt (2)	2,335.4	3,393.0	359.8	251.7	200.3	239.4	228.6	2,113.2
Other non-current liabilities (3)	175.9	413.0	0.3	19.3	44.2	31.6	32.6	285.0
	$3,282.1	$4,576.8	$1,130.9	$271.0	$244.5	$271.0	$261.2	$2,398.2
Net derivative financial
liabilities (assets)
Forward foreign
currency contracts (4)	$9.0
Outflow		$1,708.0	$1,448.0	$186.4	$55.0	$16.3	$1.0	$1.3
Inflow		(1,699.0)	(1,437.1)	(189.4)	(54.7)	(15.5)	(1.0)	(1.3)
Swap derivatives on total
long-term debt	(11.1)	(12.7)	(2.1)	(2.0)	(2.0)	(2.0)	(1.9)	(2.7)
Embedded foreign currency
derivatives	(0.1)	(0.1)	(0.1)	—	—	—	—	—
Equity swap agreement	(10.4)	(10.4)	(10.4)	—	—	—	—	—
	$(12.6)	$(14.2)	$(1.7)	$(5.0)	$(1.7)	$(1.2)	$(1.9)	$(2.7)
	$3,269.5	$4,562.6	$1,129.2	$266.0	$242.8	$269.8	$259.3	$2,395.5
(1) Includes trade accounts payable, accrued liabilities, interest payable and certain payroll-related liabilities.
(2) Contractual cash flows include contractual interest and principal payments related to debt obligations and excludes transaction costs.
(3) Includes non-current royalty obligations and other non-current liabilities.
(4) Outflows and inflows are presented in CDN equivalent using the contractual forward foreign currency rate and include forward foreign currency contracts

Disclosure of foreign currency risk exposure
The forward foreign currency contracts outstanding are as follows:

(amounts in millions, except average rate)			2020			2019
	Notional	(1)	Average	Notional	(1)	Average
Currencies (sold/bought)	Amount		Rate	Amount		Rate
USD/CDN
Less than 1 year	$833.7		0.74	$717.4		0.77
Between 1 and 3 years	176.4		0.76	167.3		0.77
Between 3 and 5 years	13.0		0.77	17.4		0.79
More than 5 years	—		—	1.3		—
EUR/CDN
Less than 1 year	180.5		0.64	166.2		0.65
Between 1 and 3 years	12.3		0.60	71.3		0.61
GBP/CDN
Less than 1 year	71.5		0.59	49.8		0.58
Between 1 and 3 years	0.2		0.60	1.8		0.55
CDN/USD
Less than 1 year	289.7		1.36	282.9		1.33
Between 1 and 3 years	23.7		1.32	—		—
Other currencies
Less than 1 year	247.5		n.a.	231.6		n.a.
Between 1 and 3 years	0.8		n.a.	1.0		n.a.
Between 3 and 5 years	13.2		n.a.	—		n.a.
Total	$1,862.5			$1,708.0
(1) Exchange rates as at the end of the respective periods were used to translate amounts in foreign currencies.

Sensitivity analysis for types of market risk
The following table presents the Company’s exposure to foreign currency risk of financial instruments and the pre-tax effects on net income and OCI as a result of a reasonably possible strengthening of 5% in the relevant foreign currency against the Canadian dollar as at March 31. This analysis assumes all other variables remain constant.

	USD		€		GBP
	Net income	OCI	Net income	OCI	Net income	OCI
2020	$4.8	$(19.6)	$(0.5)	$(3.1)	$0.2	$(0.4)
2019	3.0	(17.2)	(0.4)	(4.0)	1.2	(0.2)

Disclosure of letters of credit and guarantees

	2020	2019
Advance payments	$36.0	$44.7
Contract performance	44.0	42.3
Lease obligations	37.1	39.9
Financial obligations	63.0	76.9
Other	9.5	1.2
	$189.6	$205.0